Employment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Average Number of Employees
The average number of employees is as follows:

	Year ended 31 December
	2019	2018	2017
Americas Materials	28,576	27,272	24,077
Europe Materials	27,238	27,218	25,832
Building Products	24,437	26,399	26,927
Total Group	80,251	80,889	76,836

Summary of Employment Costs
Employment costs charged in the Consolidated Income Statement are analysed as follows:

	2019 € m	2018 € m	2017 € m
Wages and salaries	4,112	3,841	3,629
Social welfare costs	423	407	397
Redundancy, healthcare and other employment benefit costs	584	540	506
Share-based payment expense (note 9)	74	65	58
Total retirement benefits expense (note 30)	304	268	264
Total (i)	5,497	5,121	4,854

Total charge analysed between:
Cost of sales	3,467	3,155	2,869
Operating costs	2,017	1,956	1,975
Finance costs (net) - applicable to retirement benefit obligations (note 10)	13	10	10
Total (i)	5,497	5,121	4,854

(i)	Employment costs including discontinued operations are analysed as follows:

Wages and salaries	4,455	4,226	4,221
Social welfare costs	486	478	483
Redundancy, healthcare and other employment benefit costs	605	581	576
Share-based payment expense (note 9)	77	67	65
Total retirement benefits expense (note 30)	329	296	243
Total	5,952	5,648	5,588